Financial Instruments and Derivatives - Derivatives Assets and Liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative assets, beginning of year	$ 595.6		$ 158.8
Disposed	(16.2)
Unrealized change in fair value	(269.6)		439.4
Foreign exchange	(0.3)		(2.6)
Derivative assets, end of year	309.5		595.6
Derivative asset	327.9
Derivative liabilities	(18.4)
Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets, beginning of year	147.0		(53.8)
Disposed	(16.2)
Unrealized change in fair value	(104.4)		203.4
Foreign exchange	(0.3)		(2.6)
Derivative assets, end of year	26.1		147.0
Derivative asset	26.1
Derivative liabilities	0.0
Interest contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets, beginning of year	5.5		9.5
Disposed	0.0
Unrealized change in fair value	(2.7)		(4.0)
Foreign exchange	0.0		0.0
Derivative assets, end of year	2.8		5.5
Derivative asset	2.8
Derivative liabilities	0.0
CCS contracts (2)
Disclosure of detailed information about financial instruments [line items]
Derivative assets, beginning of year	434.7		198.0
Disposed	0.0
Unrealized change in fair value	(160.7)		236.7
Foreign exchange	0.0		0.0
Derivative assets, end of year	274.0		434.7
Derivative asset	292.2
Derivative liabilities	(18.2)
Foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets, beginning of year	8.4		5.1
Disposed	0.0
Unrealized change in fair value	(1.8)		3.3
Foreign exchange	0.0		0.0
Derivative assets, end of year	6.6		$ 8.4
Derivative asset	6.8
Derivative liabilities	$ (0.2)